Accounts Receivable (Details) - Schedule of Changes of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Beginning balance	$ 2,197,396	$ 3,066,937
Addition (reduction) of bad debt allowance	63,255	(580,631)
Exchange difference	82,081	(288,910)
Ending balance	$ 2,342,732	$ 2,197,396